Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration Nos.: 33-65632, 2-34215, and 333-105659

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
(the “Trusts”)

Supplement dated June 21, 2012 to
the Prospectus dated March 1, 2012, as supplemented March 21, 2012

The following supplements the Trusts’ Investor Shares and Advisor Shares Prospectus (the “Investor/Advisor Prospectus”) and the Schroder Global Series Trust’s Institutional Shares Prospectus (the “Institutional Prospectus”) to reflect a change in the investment sub-advisory fees for Schroder Absolute Return EMD and Currency Fund, Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Multi-Cap Value Fund, Schroder North American Equity Fund, Schroder Global Quality Fund, and Schroder Global Value Fund, effective as of June 30, 2012.

Investor/Advisor Prospectus

In the section of the Investor/Advisor Prospectus entitled “Management of the Funds - Management Fees,” the second to last sentence is hereby deleted and replaced with the following, as of June 30, 2012:

Effective June 30, 2012, as compensation for SIMNA Ltd.’s services as sub-adviser, Schroders pays to SIMNA Ltd. the following percentages of the investment advisory fees Schroders receives from Schroder Absolute Return EMD and Currency Fund, Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Multi-Cap Value Fund, and Schroder North American Equity Fund.

Fund	Percentage of Fees Paid to SIMNA Ltd.
Schroder Absolute Return EMD and Currency Fund	51%
Schroder Emerging Market Equity Fund	41%
Schroder International Alpha Fund	51%
Schroder International Multi-Cap Value Fund	51%
Schroder North American Equity Fund	53%

Institutional Prospectus

In the section of the Institutional Prospectus entitled “Management of the Funds - Management Fees,” the second sentence is hereby deleted and replaced with the following:

Effective June 30, 2012, as compensation for SIMNA Ltd.’s services as sub-adviser, Schroders pays to SIMNA Ltd. fifty-three percent of the investment advisory fees Schroders receives from each Fund.

PRO-SUP-06-2012

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration Nos.: 33-65632, 2-34215, and 333-105659

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
(the “Trusts”)

Supplement dated June 21, 2012 to
the Statement of Additional Information (the “SAI”) dated March 1, 2012, as supplemented March 21, 2012

The following supplements the Trusts’ Statement of Additional Information (the “SAI”) to reflect a change in the investment sub-advisory fees for Schroder Absolute Return EMD and Currency Fund, Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Multi-Cap Value Fund, Schroder North American Equity Fund, Schroder Global Quality Fund, and Schroder Global Value Fund.

In the section of the SAI entitled “Management Contracts/Investment Advisory Agreements,” the fifth paragraph is hereby deleted and replaced with the following

Prior to June 30, 2012, for the services to be rendered by SIMNA Ltd., Schroders (and not the Trusts or the Funds) pays to SIMNA Ltd. a monthly fee in an amount equal to fifty percent (50%) of all fees actually paid by the relevant Fund to Schroders for such month under the Management Contract, or Investment Advisory Agreement, as applicable, provided that SIMNA Ltd.’s fee for any period is reduced such that SIMNA Ltd. bears fifty percent (50%) of any voluntary fee waiver observed or expense reimbursement borne by Schroders with respect to the Fund for such period.  Effective June 30, 2012, each of those percentages will be changed for the various Funds to the percentages shown below.

Fund	Percentage of Fees Paid to SIMNA Ltd. and Percentage of waiver/reimbursement borne by SIMNA Ltd.
Schroder Emerging Market Equity Fund	41%
Schroder Global Quality Fund	53%
Schroder Global Value Fund	53%
Schroder International Alpha Fund	51%
Schroder International Multi-Cap Value Fund	51%
Schroder North American Equity Fund	53%
Schroder Absolute Return EMD and Currency Fund	51%

SAI-SUP-06-2012